Income Taxes - Gross rollforward of deferred income tax assets, net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross rollforward of deferred income tax assets, net
Deferred income tax account at beginning of period	$ 12,380,445	$ 7,665,038
Income statement credit	1,017,430	3,851,836
Tax change relating to components of other comprehensive income	(287,996)	863,571	$ 386,817
Credit (Charge) to Other Comprehensive Income and Shares Repurchased	(1,080,344)	863,571
Loss on disposition of a Publishing business	(91,315)
Deferred income tax account at end of period	$ 12,317,531	$ 12,380,445	$ 7,665,038